RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Restricted Cash [Abstract]
Summary of restricted cash
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	2021	2020
Operations	$80	$123
Credit obligations	67	72
Capital expenditures and development projects	50	34
Total	197	229
Less: non-current	(51)	(75)
Current	$146	$154